Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000031307 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	63.60%
C000031307 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	25.70%
C000031307 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000031307 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218423 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	63.60%
C000218423 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	25.70%
C000218423 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	7.30%
C000218423 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.40%